Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2023	December 31, 2022
Shareholders loans to joint ventures	2	24
Derivatives	—	18,091
Other non-current receivables	1,622	13,855
Lease receivables	1,263	2,854
Investment	1	1
Total non-current receivables	2,888	34,825

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022
Receivable:
Within two years	2,764	1,591
Between two and three years	—	16,101
Between three and four years	—	—
Between four and five years	—	3,663
More than five years	124	13,470
Total non-current receivables	2,888	34,825